Trade accounts receivable - Development of allowance for doubtful accounts (Details)	Jun. 30, 2019 EUR (€)
Development of Allowance For Doubtful Accounts
Allowance for doubtful accounts, beginning of period	€ 118,015,000
Allowance for doubtful accounts, end of period	€ 130,649,963.81